Supplement dated July 18, 2025
to the Prospectus, the Initial Summary Prospectus, and the Updating Summary Prospectus
each dated May 1, 2025
for the LiveWell Dynamic Annuity
issued by Midland National Life Insurance Company
through the Midland National Life Separate Account C

This Supplement describes additional index-linked Cycle Investments that are being made available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

The final bullet of the “What Are The Risks Associated with the Investment Options?” row of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” table in the Prospectus, the Initial Summary Prospectus, and Updating Summary Prospectus is deleted and replaced with the following:

•The S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), and the Russell 2000 Price Return Index (Bloomberg Ticker: RTY) are “price return indices,” not “total return indices,” and therefore do not reflect dividends paid on securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) reflects a daily deduction of 1% per annum and the S&P 500® 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPX3EV1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The following information is inserted under the heading “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Risks of Investing in the Cycle Investments – Risks Associated with the Indices” in the Prospectus:

•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPX3EV1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) that is intended to produce a return that correlates to the S&P 500 futures market. The Index is comprised of five equally-weighted sub-indices that each reflect leveraged exposure to the Underlying Benchmark. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which a 1% decrement per annum is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility (not actual realized volatility) is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target (subject to a floor at 25% of the prior week’s rebalancing). The calculated forward volatility is based on implied volatility, which represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index. The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily). As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time, and may be higher or lower in the future. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

The following is a discussion of risks relating to the S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER.

◦Performance Drag. There is a risk that the Index will never appreciate enough to offset the negative effects of the Underlying Benchmark deductions and the 1% decrement. The Index provides leveraged exposure to the Underlying Benchmark, which includes a daily deduction of the federal funds rate and less 0.50% (each expressed as an annual percentage). As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time and may be higher or lower in the future. The performance of the Underlying Benchmark would always be greater if these deductions were not applied because they put a “drag” on performance: they decrease any positive performance of the Underlying Index and they increase any negative performance. This may cause the Underlying Benchmark to decline even if the Underlying Index is performing positively. Any positive performance of the Underlying Benchmark will only be to the extent that the Underlying Index return is greater than the effects of the deductions. Any negative return will always be increased by the deductions. Even if the Underlying Index performance is flat, the deductions will cause the level of the Underlying Benchmark to decline steadily. The Index return will reflect these deductions through its exposure to the Underlying Benchmark.
In addition, the Index is a “decrement index,” which means that the value of the Index will be reduced at a rate of 1% per annum. The decrement will be a drag on the performance of the Index, potentially offsetting positive returns that would otherwise result from the Index’s exposure to the Underlying Benchmark (which may be highly leveraged); increasing negative returns that would otherwise result from the Index’s exposure to the Underlying Benchmark; and causing the level of the Index to decline steadily if the return of the Index’s exposure to the Underlying Benchmark would otherwise be relatively flat. The Index will not appreciate unless the return of the Index’s exposure to the Underlying Benchmark is sufficient to offset the negative effects of the decrement, and then only to the extent that the return is greater than the decrement. This means, due to the decrement, the level of the Index may decline even if the return of the Index’s exposure to the Underlying Benchmark would otherwise have been positive.
◦Impact of Leverage. The Index is highly risky because it may reflect highly leveraged exposure to the Underlying Benchmark and may therefore experience a decline that is many multiples of any decline in the Underlying Benchmark. Leveraged exposure means that the Index could be exposed to higher losses than the Underlying Benchmark, as well as lower gains. The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which the 1% decrement is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target. The calculated forward volatility is based on implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.
It is expected that the calculated forward volatility will frequently be less than the 35% volatility target. This means that the Index will frequently have more than 100% exposure to the Underlying Benchmark. If the Underlying Benchmark declines at a time when the Index has leveraged exposure to it, the decline in the Index will be equal to the decline in the Underlying Benchmark multiplied by the leverage (subject to further reduction because of the 1% decrement). For example, if the Underlying Benchmark declines by 5% at a time when the Index has 500% leveraged exposure to the Underlying Benchmark, the Index will decline by 25% over that time (subject to further reduction because of the 1% decrement). This potential for losses on a highly leveraged basis makes the Index highly risky. The use of leverage may increase the likelihood that losses could exceed the Buffer under your Cycle Investment.
The Index may not fully participate in any appreciation of the Underlying Benchmark. At any time when the calculated forward volatility is greater than the 35% volatility target, the Index will have less than 100% exposure to the Underlying Benchmark and therefore will not fully participate in any appreciation of the Underlying Benchmark. For example, if the Index has 50% exposure to the Underlying Benchmark at a time when the Underlying Benchmark appreciates by 5%, the Index would appreciate by only 2.5% (before the decrement). In addition, decrement is deducted daily at a rate of 1% per annum even when the Index has less than 100% exposure to the Underlying Benchmark, which will further reduce performance. This means that the Index could significantly underperform the Underlying Benchmark.
◦Impact of Volatility Methodology. There is a risk that the Index may realize significant losses if it is not consistently successful in increasing exposure to the Underlying Benchmark at the optimal time (in advance of increases in the Underlying Benchmark) and reducing exposure to the Underlying Benchmark at the optimal time (in advance of declines in the Underlying Benchmark). The Index increases and decreases its exposure to the Underlying Benchmark based on calculated forward volatility (not actual realized volatility) and its 35% volatility target. In doing so, it assumes: (1) that the Underlying Benchmark will tend to increase in times of lower volatility and decline in times of higher volatility; (2) that the calculated forward volatility, as derived from the market prices of exchange-traded options on the S&P 500 Price Return Index on each weekly rebalancing date, will be an effective predictor of future volatility of the Underlying Benchmark over the next week; and (3) that the 35% volatility target will be an effective level of volatility at which to draw the line between leveraged exposure and deleveraged exposure to the Underlying Benchmark. There is no guarantee that these assumptions will be proven correct over any given time period.
The Index may perform less favorably than it would if its volatility targeting mechanism were based on an alternative volatility measure, such as actual realized volatility, rather than implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Index. Market expectations of future volatility may not accurately forecast future volatility. This means that relying on implied volatility may cause the Index to be less successful in maintaining its volatility target (and have lower Index performance) than it would have been if another measure of volatility had been used.
If any of these assumptions does not prove to be consistently correct, then the Index may perform poorly as a result of having highly leveraged exposure (greater than 100%) to the Underlying Benchmark at a time of declines and/or having reduced exposure (less than 100%) to the Underlying Benchmark at a time of increases. This poor performance will be further increased by the deduction of the 1% decrement. This means that the Index could significantly underperform the Underlying Benchmark.
◦Rebalancing Delay. There is a risk that, by not rebalancing more frequently, the Index may be negatively impacted. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). If the calculated forward volatility at that time is relatively low, that sub-index will have relatively high leveraged exposure to the Underlying Benchmark for the next week, even if the actual realized volatility spikes, and the Underlying Benchmark declines significantly in value immediately after the rebalancing. That sub-index would consequently have highly leveraged exposure to those losses (which will be further increased by the deduction of the 1% decrement) until the next weekly reset in the leveraged exposure of that sub-index. In the case of a sudden increase in volatility and a sudden decline in value, multiple sub-indices may have highly leveraged exposure to declines over multiple days, and the Index may experience poor performance as a result.
Conversely, a sudden decrease in volatility and appreciation in Underlying Benchmark value could result in low exposure to the Underlying Benchmark’s appreciation in value. Taken together, these factors may cause the Index to perform particularly poorly in a temporary market crash – a sudden significant decline that is quickly reversed – because the Index would participate on a highly leveraged basis in the decline and then fail to participate fully in the recovery.
◦Decay Effect. There is a risk that the Index may be adversely affected by a “decay” effect, which may increase the negative effect of having highly leveraged exposure to declines in the Underlying Benchmark followed by reduced exposure to its increases. Due to the fact that each sub-index of the Index only rebalances its leveraged exposure to the Underlying Benchmark on a weekly basis, if the Underlying Benchmark moves in one direction one week and another direction the next, there would be a decay effect. This is because resetting leverage after an increase but in advance of a decline would cause the Index to have increased exposure to that decline and, conversely, resetting leverage following a decline but in advance of an increase would cause the Index to have decreased exposure to that increase. The more this (up and down) pattern repeats, the lower the performance of the Index would be relative to the performance of the Underlying Benchmark.
◦New Index. There is a risk that the Index may perform in unexpected ways. The Index launched on October 18, 2024 and has limited actual performance data. An investment linked to an index with an established record may present less risks than an investment linked to one with little or no history, like the Index.

◦Index Changes. There is a risk that if changes are made to the Index, they may affect the value of the Cycle Investments that reference the Index. The sponsor of the Index may at any time make methodological changes or other changes in the way it operates that could affect the value of the Index. We are not affiliated with the Index sponsor and, accordingly, we have no control over any changes the sponsor may make. Such changes could adversely affect the performance of the Index and the positive return, if any, on any Cycle Investments that reference the Index. In the event the Index is changed substantially, we may exercise our right to stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. See “Replacement of an Index” below.
◦Large-Cap. The Underlying Index is comprised of equity securities issued by large-capitalization U.S. companies. There is a general risk that large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

The “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Risks of Investing in the Cycle Investments – No Dividends or Distributions Included in the Index” section in the Prospectus is deleted and replaced with the following:

Reference Indexes with No Dividends or Distributions Included in the Index

We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), and the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), which are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments.

Reference Indexes with Performance Drags

We also reference the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM), which reflects a daily deduction of 1% per annum, and the S&P 500® 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPX3EV1), which (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

The following information is inserted under the heading “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – The Indices” in the Prospectus:

•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPX3EV1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) that is intended to produce a return that correlates to the S&P 500 futures market. The Index is comprised of five equally-weighted sub-indices that each reflect leveraged exposure to the Underlying Benchmark. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which a 1% decrement per annum is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility (not actual realized volatility) is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target (subject to a floor at 25% of the prior week’s rebalancing). The calculated forward volatility is based on implied volatility, which represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index. The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily). As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time, and may be higher or lower in the future. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index. Additional information about the Index can be found at https://www.spglobal.com/spdji/en/indices/multi-asset/sp-500-35-edge-volatility-1-decrement-index/#overview.

The following information is inserted under the subheading “Historical Index Returns” in the “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – The Indices” section in the Prospectus:

The S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER launched on 10/18/2024 and does not have historical annual returns at this time.
The following rows are inserted in the “Cycle Investments” table in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” in the Prospectus, the Initial Summary Prospectus, and Updating Summary Prospectus:

Index	Type of Index	Cycle Term	Current Limit on Index Loss (if held until end of Cycle Term)	Minimum Limit on Index Gain (for the life of the Cycle Investment)
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	1 Year	-10% Buffer	5.0% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	1 Year	-30% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-10% Buffer	10.0% Participation Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-20% Buffer	10.0% Participation Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-30% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
S&P 500 35% Edge Volatility 1%	U.S. Large Cap Equities with Additional Volatility Control	6 Year	-40% Buffer	7.5% Cap Rate
Decrement Index (USD) ER3
3 This Index has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less 0.50% (each expressed as an annual percentage deducted daily). As of December 31, 2024, the current federal funds rate was 4.33%. The federal funds rate will fluctuate over time and may be higher or lower in the future. The Index also reflects the deduction of a 1% decrement per annum. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and 0.50% from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

The following information is inserted in “APPENDIX C – INDEX DISCLOSURES” in the Prospectus:

S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER
The "The S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Midland National. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”);

Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. The LiveWell Dynamic Annuity is not sponsored, endorsed, sold or promoted by SPDJI,

Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the LiveWell Dynamic Annuity or any member of the public regarding the advisability of investing in securities generally or in the LiveWell Dynamic Annuity particularly or the ability of the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Midland National with respect to the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER is determined, composed and calculated by S&P Dow Jones Indices without regard to Midland National or the LiveWell Dynamic Annuity. S&P Dow Jones Indices have no obligation to take the needs of Midland National or the owners of the LiveWell Dynamic Annuity into consideration in determining, composing or calculating the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the LiveWell Dynamic Annuity. There is no assurance that investment products based on the S&P 500 35% EDGE VOLATILITY 1% DECREMENT INDEX (USD) ER will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND THIRD PARTY LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR THIRD PARTY LICENSOR BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The following information is inserted in “APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS” in the Prospectus:

Financial Intermediary	Indices Not Approved
LPL Financial LLC	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Raymond James Financial Services, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Raymond James & Associates, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Atria Wealth Solutions, Inc.
Cadaret, Grant & Co., Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
CUSO Financial Services, L.P.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
NEXT Financial Holdings, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Sorrento Pacific Financial, LLC	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER
Western International Securities, Inc.	S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER

* * *

Additional information about the features of the Cycle Investments can be found in “THE LIVEWELL DYNAMIC ANNUITY CONTRACT – The Cycle Investment Options – Features of a Cycle Investment” in the Prospectus. Information about current limits on Index gains is available at https://www.srslivewell.com/financialprofessionals-livewellretirementseries.

If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.

Please retain this supplement for future reference.